Income Taxes (Tables)	12 Months Ended
Feb. 01, 2014
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes for Continuing Operations

The provision for income taxes for continuing operations consists of the following (in thousands):

	2013	2012	2011
Current:
Domestic:
Federal	$—	$—	$—
State	43	31	18
Foreign	—	—	—

Total current	43	31	18
Deferred:
Domestic:
Federal	6,333	1,030	2,451
State	905	124	364
Foreign	(13)	(7)	164

Total deferred	7,225	1,147	2,979

Total provision for income taxes	$7,268	$1,178	$2,997

Schedule of Reconciliation of Federal Statutory Income Tax Rate to Effective Tax Rate

 A reconciliation of the federal statutory income tax rate to the effective tax rate is as follows:

	2013	2012	2011
Statutory rate	35.0%	(35.0%)	(35.0%)
State taxes, net of federal benefit	9.5%	7.4%	5.8%
Nondeductible interest	18.1%	84.3%	73.2%
Nondeductible transaction costs	6.7%	0.0%	0.0%
Valuation allowances	(45.5%)	(52.7%)	(36.5%)
Other	(0.1%)	0.1%	0.2%

Total	23.7%	4.1%	7.7%

Schedule of Deferred Income Tax Assets and Liabilities for Continuing Operations

Deferred income tax assets and liabilities for continuing operations consisted of the following (in thousands):

	February 1, 2014	February 2, 2013
Deferred tax assets:
Depreciation and amortization	$44,742	$3,672
Employee related costs	2,048	3,394
Allowance for asset valuations	2,454	1,495
Accrued expenses	1,589	1,124
Net operating losses	80,936	67,392
Other	1,067	14

Total deferred tax assets	132,836	77,091
Less: Valuation allowances	(1,843)	(64,767)

Net deferred tax assets	130,993	12,324

Deferred tax liabilities:
Depreciation and amortization	—	(11,670)
Cancellation of debt income	(11,095)	(12,142)

Total deferred tax liabilities	(11,095)	(23,812)

Net deferred tax assets (liabilities)	$119,898	$(11,488)

Included in:
Prepaid expenses and other current assets	$4,476	$—
Deferred income taxes and other assets	115,422	—
Deferred income taxes and other	—	(11,488)

Net deferred income tax assets (liabilities)	$119,898	$(11,488)

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits, Excluding Interest and Penalties

A reconciliation of the beginning and ending amount of unrecognized tax benefits, excluding interest and penalties, is as follows (in thousands):

	2013	2012	2011
Beginning balance	$9,378	$11,057	$16,296
Increases for tax positions in current year	3,743	2,199	1,098
Increases for tax positions in prior years	356	52	159
Decreases for tax positions in prior years	(4,186)	(102)	(5,500)
Settlements	(3,022)	(2,105)	(937)
Lapse in statute of limitations	(102)	(1,723)	(59)
Restructuring Transactions	(2,474)	—	—

Ending balance	$3,693	$9,378	$11,057